Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000053046 [Member] | U S Treasury Bonds 4 75 02 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[1]
C000053046 [Member] | U S Treasury Bonds 4 50 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[1]
C000053046 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[1]
C000053046 [Member] | U S Treasury Bonds 5 25 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[1]
C000053046 [Member] | U S Treasury Bonds 5 38 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[1]
C000053046 [Member] | U S Treasury Notes 4 00 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[1]
C000053046 [Member] | U S Treasury Notes 2 75 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[1]
C000053046 [Member] | U S Treasury Notes 3 50 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[1]
C000053046 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[1]
C000053046 [Member] | U S Treasury Notes 1 50 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000053046 [Member] | Maturing in 26 To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000053046 [Member] | Maturing in 21 To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000053046 [Member] | Maturing in 16 To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000053046 [Member] | Maturing in 11 To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000053046 [Member] | Maturing in 6 To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000053046 [Member] | Maturing in 0 To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000053046 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000053049 [Member] | JPMorgan Chase And Co Series EE Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series DD Pfd 5 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[2]
C000053049 [Member] | Wells Fargo And Co Series Z Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series LL Pfd 4 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series MM Pfd 4 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[2]
C000053049 [Member] | AT And T Inc Series C Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[2]
C000053049 [Member] | Bank of America Corp Series GG Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[2]
C000053049 [Member] | Bank of America Corp Series KK Pfd 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[2]
C000053049 [Member] | Capital One Financial Corp Series I Pfd 5 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[2]
C000053049 [Member] | AT And T Inc Pfd 5 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[2]
C000053049 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000053049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000053049 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053051 [Member] | Charter Communications Operating LLC Charter Communications Operating Capital Corp 6 10 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[3]
C000053051 [Member] | Coinbase Global Inc 3 63 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[3]
C000053051 [Member] | StoneX Group Inc 7 88 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[3]
C000053051 [Member] | Level 3 Financing Inc 6 88 06 30 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[3]
C000053051 [Member] | Ford Motor Credit Co LLC 3 38 11 13 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[3]
C000053051 [Member] | United AirLines Inc 4 63 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[3]
C000053051 [Member] | Ford Motor Co 3 25 02 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[3]
C000053051 [Member] | Synchrony Financial 7 25 02 02 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[3]
C000053051 [Member] | PG And E Corp 5 25 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[3]
C000053051 [Member] | Albertson s Cos Inc Safeway Inc New Albertson s L P Albertson s LLC 6 25 03 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[3]
C000053051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000053051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000053051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000053051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000053051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000053051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000053051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000053051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000053051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000053051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000053051 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053071 [Member] | Massachusetts Commonwealth of Series 2022 E GO Bonds 5 00 11 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000053071 [Member] | California State of Series 2023 Ref GO Bonds 5 00 09 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000053071 [Member] | San Diego Unified School District Election of 2012 Series 2020 M 2 GO Bonds 4 00 07 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000053071 [Member] | University of California Series 2016 AR Ref RB 5 00 05 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000053071 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000053071 [Member] | Hamilton County of OH Cincinnati Children s Hospital Series 2019 CC RB 5 00 11 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000053071 [Member] | San Diego County of CA Regional Transportation Commission Series 2016 A RB 5 00 04 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000053071 [Member] | New York State of Dormitory Authority Series 2024 A Ref RB 5 25 03 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000053071 [Member] | California State of Series 2023 Ref GO Bonds 4 00 09 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000053071 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000053071 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000053071 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000053071 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053071 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000053071 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000053071 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000053071 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000053071 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000053071 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000053071 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053071 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053071 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 30 10 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000053072 [Member] | Massachusetts Commonwealth of Series 2010 A GO Bonds 4 91 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053072 [Member] | Metro Series 2019 GO Bonds 3 25 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000053072 [Member] | California State of Series 2023 GO Bonds 5 10 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 50 04 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000053072 [Member] | California State of Series 2010 GO Bonds 7 60 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 35 11 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000053072 [Member] | Board of Regents of the University of Texas System Series 2010 C RB 4 64 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000053072 [Member] | Illinois State of Series 2010 2 GO Bonds 6 90 03 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 55 04 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000053072 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000053072 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000053072 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053072 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053072 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000053072 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053072 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053072 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053072 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000053072 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053072 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053072 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053072 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000053072 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000053967 [Member] | California State of Series 2023 Ref GO Bonds 4 00 09 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000053967 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000053967 [Member] | California State of Educational Facilities Authority Series 2025 A RB 5 00 10 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000053967 [Member] | Los Angeles Unified School District Series 2020 RYQ GO Bonds 4 00 07 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000053967 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 2 RB 4 00 11 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000053967 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Medical Center Series 2021 A Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000053967 [Member] | California State of Public Works Board May Lee State Office Complex Series 2024 RB 5 00 04 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000053967 [Member] | San Francisco City And County of CA Public Utilities Commission Green Bonds Series 2024 C RB 5 00 10 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000053967 [Member] | California State of Series 2024 GO Bonds 5 00 09 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000053967 [Member] | California State of Series 2025 GO Bonds 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053967 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000053967 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053967 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000053967 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000053967 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000053967 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053967 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000053967 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053967 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000053967 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000053967 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000053968 [Member] | New York City of NY Municipal Water Finance Authority Series 2023 D Ref RB 4 13 06 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000053968 [Member] | New York City of NY Transitional Finance Authority Series 2019 B 1 RB 3 00 11 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000053968 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000053968 [Member] | New York State of Dormitory Authority State University of New York Dormitory Facilities Series 2019 A RB 4 00 07 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000053968 [Member] | New York State of Power Authority Green Transmission Green Bonds Series 2022 RB 4 00 11 15 2061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000053968 [Member] | New York State of Dormitory Authority Memorial Sloan Kettering Cancer Series 2017 1 Ref RB 4 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000053968 [Member] | New York State Urban Development Corp. Bidding Group 3 Series 2019 A Ref RB 4 00 03 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000053968 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000053968 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000053968 [Member] | Battery Park City of NY Authority Green Bonds Series 2019 A RB 5 00 11 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000053968 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000053968 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000053968 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053968 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000053968 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053968 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000053968 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000053968 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000053968 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053968 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000053968 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000053968 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000053968 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053968 [Member] | Transit Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000054223 [Member] | Los Angeles City of CA Department of Water And Power Series 2021 A 1 RB 3 30 09 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000054223 [Member] | New York City of NY Municipal Water Finance Authority Series 2012 VRD RB 2 75 06 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000054223 [Member] | New York State of Dormitory Authority Rockefeller University Series 2008 A VRD RB 2 67 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000054223 [Member] | Orlando City of FL Utilities Commission Series 2015 B Ref VRD RB 3 08 10 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000054223 [Member] | New York City Housing Development Corp Series 2006 A VRD RB 2 70 1015 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000054223 [Member] | Illinois State of Finance Authority Northshore Edward Elmhurst Health Credit Group Series 2022 F Ref VRD RB 3 75 08 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000054223 [Member] | Texas State of Series 2015 B VRD GO Bonds 2 77 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000054223 [Member] | Florida Keys Aqueduct Authority Series 2008 Ref VRD RB 2 65 09 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000054223 [Member] | New York City of NY Subseries 2016 A 5 VRD GO Bonds 3 95 08 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000054223 [Member] | Board of Regents of the University of Texas System Series 2008 B VRD RB 2 60 08 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000054223 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000054223 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000054223 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000054223 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000054223 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000054223 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000054223 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000054223 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000054223 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000054223 [Member] | Local or GTD Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000082591 [Member] | Virtus Dividend Interest And Premium Strategy Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[4]
C000082591 [Member] | BlackRock Capital Allocation Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[4]
C000082591 [Member] | BlackRock Technology and Private Equity Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[4]
C000082591 [Member] | BlackRock Enhanced Equity Dividend Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000082591 [Member] | Eaton Vance Tax Managed Buy Write Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000082591 [Member] | Nuveen S And P 500 Buy Write Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[4]
C000082591 [Member] | Eaton Vance Tax Managed Diversified Equity Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000082591 [Member] | BlackRock Science And Technology Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000082591 [Member] | Nuveen Preferred And Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[4]
C000082591 [Member] | Eaton Vance Tax Managed Global Diversified Equity Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[4]
C000082591 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082591 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000082591 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000082591 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000082591 [Member] | Foreign Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082591 [Member] | domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082591 [Member] | Bonds High Yield [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000082591 [Member] | Option Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000086469 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[5]
C000086469 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000086469 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[5]
C000086469 [Member] | Installed Building Products Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[5]
C000086469 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[5]
C000086469 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[5]
C000086469 [Member] | Etsy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[5]
C000086469 [Member] | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[5]
C000086469 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[5]
C000086469 [Member] | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[5]
C000086469 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000086469 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000086469 [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000086469 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000086469 [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000086469 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000086469 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000086469 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000086469 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086470 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[6]
C000086470 [Member] | CarGurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[6]
C000086470 [Member] | Avista Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[6]
C000086470 [Member] | MGE Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[6]
C000086470 [Member] | Madison Square Garden Sports Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[6]
C000086470 [Member] | MDU Resources Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[6]
C000086470 [Member] | TEGNA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[6]
C000086470 [Member] | Otter Tail Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[6]
C000086470 [Member] | Telephone and Data Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[6]
C000086470 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%	[6]
C000086470 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000086470 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000086470 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086470 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000086470 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000086470 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000086470 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000086470 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000086470 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000086470 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000086470 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000086470 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000086470 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000086471 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[7]
C000086471 [Member] | WD 40 Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[7]
C000086471 [Member] | Freshpet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[7]
C000086471 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[7]
C000086471 [Member] | Simply Good Foods Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%	[7]
C000086471 [Member] | Energizer Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[7]
C000086471 [Member] | Grocery Outlet Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[7]
C000086471 [Member] | Chefs Warehouse Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000086471 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[7]
C000086471 [Member] | J And J Snack Foods Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[7]
C000086471 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000086471 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000086471 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000086471 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000086471 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000086471 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000086471 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086472 [Member] | Helmerich And Payne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[8]
C000086472 [Member] | Peabody Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[8]
C000086472 [Member] | Oceaneering International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[8]
C000086472 [Member] | Tidewater Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[8]
C000086472 [Member] | Cactus Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[8]
C000086472 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[8]
C000086472 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[8]
C000086472 [Member] | Core Natural Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%	[8]
C000086472 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[8]
C000086472 [Member] | Magnolia Oil And Gas Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%	[8]
C000086472 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000086472 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000086472 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086473 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000086473 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[9]
C000086473 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[9]
C000086473 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[9]
C000086473 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[9]
C000086473 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[9]
C000086473 [Member] | Ryman Hospitality Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[9]
C000086473 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[9]
C000086473 [Member] | Moelis And Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[9]
C000086473 [Member] | Atlantic Union Bankshares Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[9]
C000086473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000086473 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000086473 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000086473 [Member] | Captial markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000086473 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000086473 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000086473 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000086473 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086473 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086473 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086473 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000086473 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086474 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[10]
C000086474 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[10]
C000086474 [Member] | TG Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[10]
C000086474 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[10]
C000086474 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[10]
C000086474 [Member] | RadNet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[10]
C000086474 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[10]
C000086474 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[10]
C000086474 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[10]
C000086474 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[10]
C000086474 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000086474 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000086474 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000086474 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000086474 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000086474 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000086475 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[11]
C000086475 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[11]
C000086475 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[11]
C000086475 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[11]
C000086475 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[11]
C000086475 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[11]
C000086475 [Member] | JBT Marel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[11]
C000086475 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[11]
C000086475 [Member] | Air Lease Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[11]
C000086475 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[11]
C000086475 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000086475 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000086475 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000086475 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000086475 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000086475 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000086475 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000086475 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000086475 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086475 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086476 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[12]
C000086476 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[12]
C000086476 [Member] | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[12]
C000086476 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[12]
C000086476 [Member] | MARA Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[12]
C000086476 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[12]
C000086476 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[12]
C000086476 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[12]
C000086476 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[12]
C000086476 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[12]
C000086476 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000086476 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000086476 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000086476 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000086476 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000086476 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000086476 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000086477 [Member] | MP Materials Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[13]
C000086477 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%	[13]
C000086477 [Member] | Balchem Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%	[13]
C000086477 [Member] | Celanese Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[13]
C000086477 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[13]
C000086477 [Member] | Sealed Air Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.38%	[13]
C000086477 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[13]
C000086477 [Member] | Warrior Met Coal Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[13]
C000086477 [Member] | Hawkins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[13]
C000086477 [Member] | H B Fuller Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[13]
C000086477 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000086477 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000086477 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000086477 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000086477 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093357 [Member] | Arbor Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[14]
C000093357 [Member] | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[14]
C000093357 [Member] | Annaly Capital Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[14]
C000093357 [Member] | CION Investment Corp BDC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[14]
C000093357 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000093357 [Member] | MFA Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[14]
C000093357 [Member] | AGNC Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[14]
C000093357 [Member] | Dynex Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[14]
C000093357 [Member] | Invesco Mortgage Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[14]
C000093357 [Member] | Orchid Island Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[14]
C000093357 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000093357 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000093357 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000093357 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000093357 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000093357 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000093358 [Member] | Brandywine Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[15]
C000093358 [Member] | Innovative Industrial Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%	[15]
C000093358 [Member] | Park Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[15]
C000093358 [Member] | Community Healthcare Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[15]
C000093358 [Member] | Global Medical REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[15]
C000093358 [Member] | Healthcare Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[15]
C000093358 [Member] | Global Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[15]
C000093358 [Member] | Apple Hospitality REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[15]
C000093358 [Member] | Easterly Government Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[15]
C000093358 [Member] | RLJ Lodging Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[15]
C000093358 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000093358 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000093358 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000093358 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000093358 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000093358 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000093358 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000093358 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000093359 [Member] | Hanover Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[16]
C000093359 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[16]
C000093359 [Member] | Hartford Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[16]
C000093359 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[16]
C000093359 [Member] | American Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[16]
C000093359 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[16]
C000093359 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%	[16]
C000093359 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[16]
C000093359 [Member] | Allstate Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[16]
C000093359 [Member] | Travelers Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%	[16]
C000093359 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093359 [Member] | Multi line Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000093359 [Member] | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000093359 [Member] | Property And Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000095998 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[17]
C000095998 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[17]
C000095998 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[17]
C000095998 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[17]
C000095998 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[17]
C000095998 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[17]
C000095998 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[17]
C000095998 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[17]
C000095998 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[17]
C000095998 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[17]
C000095998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000095998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000095998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000095998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000095998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000095998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000095998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000095998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000095998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095998 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096000 [Member] | Avista Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[18]
C000096000 [Member] | Saul Centers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[18]
C000096000 [Member] | Northwest Natural Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[18]
C000096000 [Member] | Ellington Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[18]
C000096000 [Member] | Getty Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[18]
C000096000 [Member] | LTC Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]
C000096000 [Member] | Phillips Edison And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]
C000096000 [Member] | Four Corners Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[18]
C000096000 [Member] | Alexander And Baldwin Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[18]
C000096000 [Member] | Innoviva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[18]
C000096000 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000096000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000096000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000096000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000096000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000096000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000096000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000096000 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096001 [Member] | ALLETE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[19]
C000096001 [Member] | Gaming and Leisure Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[19]
C000096001 [Member] | Post Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[19]
C000096001 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000096001 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000096001 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[19]
C000096001 [Member] | Black Hills Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[19]
C000096001 [Member] | OGE Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[19]
C000096001 [Member] | NorthWestern Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[19]
C000096001 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[19]
C000096001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000096001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000096001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000096001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000096001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000096001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000096001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096001 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096002 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[20]
C000096002 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[20]
C000096002 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[20]
C000096002 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[20]
C000096002 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[20]
C000096002 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[20]
C000096002 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[20]
C000096002 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[20]
C000096002 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[20]
C000096002 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
C000096002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000096002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000096002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000096002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000096002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000096002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096002 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000096002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000096002 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000096002 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096299 [Member] | X Corp Term Loan B 10 96 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[21]
C000096299 [Member] | Ultimate Software Group Inc First Lien Term Loan 7 93 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[21]
C000096299 [Member] | athenahealth Group Inc Term Loan 7 07 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[21]
C000096299 [Member] | Sedgwick Claims Management Services Inc Term Loan 6 82 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[21]
C000096299 [Member] | McAfee LLC Term Loan B 7 35 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[21]
C000096299 [Member] | Mozart Debt Merger Sub Inc Medline Industries Term Loan 6 32 11 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000096299 [Member] | Peraton Corp First Lien Term Loan B 8 17 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000096299 [Member] | AI Aqua Merger Sub Inc Term Loan B 7 35 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[21]
C000096299 [Member] | Bass Pro Group LLC Term Loan B 7 57 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[21]
C000096299 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[21]
C000096299 [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
C000096299 [Member] | Moody's, Baa2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[22]
C000096299 [Member] | Moody's, Baa3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[22]
C000096299 [Member] | Moody's, Ba1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[22]
C000096299 [Member] | Moody's, Ba2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000096299 [Member] | Moody's, Ba3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[22]
C000096299 [Member] | Moody's, B1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[22]
C000096299 [Member] | Moody's, B2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%	[22]
C000096299 [Member] | Moody's, B3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[22]
C000096299 [Member] | Moody's, Caa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[22]
C000096299 [Member] | Moody's, Caa2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[22]
C000096299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[22]
C000102793 [Member] | Exxon Mobil Corp 3 04 03 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[23]
C000102793 [Member] | Microsoft Corp 3 30 02 06 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[23]
C000102793 [Member] | Truist Financial Corp 1 95 06 05 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[23]
C000102793 [Member] | Amazon com Inc 2 10 05 12 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[23]
C000102793 [Member] | Exxon Mobil Corp 2 61 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[23]
C000102793 [Member] | U S Bancorp 1 38 07 22 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[23]
C000102793 [Member] | Apple Inc 3 25 02 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[23]
C000102793 [Member] | Apple Inc 1 65 02 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[23]
C000102793 [Member] | Bank of America Corp 3 25 10 21 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[23]
C000102793 [Member] | JPMorgan Chase And Co 2 95 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[23]
C000102793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000102793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000102793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000102793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000102793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000102793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000102793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000102793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000102793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102793 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106122 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%	[24]
C000106122 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[24]
C000106122 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%	[24]
C000106122 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[24]
C000106122 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[24]
C000106122 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[24]
C000106122 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[24]
C000106122 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[24]
C000106122 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[24]
C000106122 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[24]
C000106122 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106122 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000106122 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000106122 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000106122 [Member] | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000106122 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106125 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[25]
C000106125 [Member] | F N B Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[25]
C000106125 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[25]
C000106125 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[25]
C000106125 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[25]
C000106125 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[25]
C000106125 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[25]
C000106125 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[25]
C000106125 [Member] | SouthState Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[25]
C000106125 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[25]
C000106125 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000106125 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000116012 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[26]
C000116012 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[26]
C000116012 [Member] | Claritev Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[26]
C000116012 [Member] | Porch Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[26]
C000116012 [Member] | ThredUp Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[26]
C000116012 [Member] | Dave Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[26]
C000116012 [Member] | Bel Fuse Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[26]
C000116012 [Member] | Tutor Perini Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[26]
C000116012 [Member] | Heritage Insurance Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[26]
C000116012 [Member] | Soleno Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[26]
C000116012 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000116012 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000116012 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000116012 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000116012 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000116012 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000116012 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000116012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116012 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000118892 [Member] | Interpublic Group of Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[27]
C000118892 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[27]
C000118892 [Member] | BXP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[27]
C000118892 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[27]
C000118892 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[27]
C000118892 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[27]
C000118892 [Member] | Conagra Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[27]
C000118892 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[27]
C000118892 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[27]
C000118892 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[27]
C000118892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000118892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000118892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000118892 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000118892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000118892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000118892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000118892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000118892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000118892 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000139641 [Member] | Wells Fargo And Co Series BB 3 90 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[28]
C000139641 [Member] | Bank of America Corp 6 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[28]
C000139641 [Member] | JPMorgan Chase And Co Series OO 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[28]
C000139641 [Member] | Citigroup Inc Series GG 6 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[28]
C000139641 [Member] | Citigroup Capital XIII Pfd 10 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[28]
C000139641 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[28]
C000139641 [Member] | Bank of America Corp 6 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[28]
C000139641 [Member] | BP Capital Markets PLC 4 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[28]
C000139641 [Member] | Goldman Sachs Group Inc The Series X 750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[28]
C000139641 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[28]
C000139641 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000139641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000139641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000139641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000139641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000139641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149243 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[29]
C000149243 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[29]
C000149243 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[29]
C000149243 [Member] | Roku Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[29]
C000149243 [Member] | Liberty Global Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[29]
C000149243 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[29]
C000149243 [Member] | Millicom International Cellular S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[29]
C000149243 [Member] | Ubiquiti Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[29]
C000149243 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[29]
C000149243 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[29]
C000149243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000149243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000149243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000149243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000149243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000149243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000149243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000149243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000149243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000149243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000149243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000149243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153495 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[30]
C000153495 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[30]
C000153495 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[30]
C000153495 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[30]
C000153495 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[30]
C000153495 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[30]
C000153495 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[30]
C000153495 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[30]
C000153495 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[30]
C000153495 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[30]
C000153495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000153495 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000153495 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153495 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153495 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000153495 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000153495 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000153495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153495 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158243 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[31]
C000158243 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[31]
C000158243 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[31]
C000158243 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[31]
C000158243 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[31]
C000158243 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%	[31]
C000158243 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[31]
C000158243 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%	[31]
C000158243 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%	[31]
C000158243 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[31]
C000158243 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000158243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000158243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000158243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000158243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000158243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158245 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[32]
C000158245 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[32]
C000158245 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[32]
C000158245 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[32]
C000158245 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[32]
C000158245 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[32]
C000158245 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[32]
C000158245 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[32]
C000158245 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[32]
C000158245 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[32]
C000158245 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000158245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158245 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000158245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000158245 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173134 [Member] | U S Treasury Bills 4 07 11 04 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[33]
C000173134 [Member] | U S Treasury Bills 4 11 4 26 11 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[33]
C000173134 [Member] | U S Treasury Bills 4 02 12 16 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[33]
C000173134 [Member] | U S Treasury Bills 3 85 4 30 11 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[33]
C000173134 [Member] | U S Treasury Bills 3 98 4 30 10 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[33]
C000173134 [Member] | U S Treasury Bills 4 07 4 43 10 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[33]
C000173134 [Member] | U S Treasury Notes 0 38 11 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[33]
C000173134 [Member] | U S Treasury Notes 0 25 10 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[33]
C000173134 [Member] | U S Treasury Notes 0 75 04 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[33]
C000173134 [Member] | U S Treasury Notes 4 88 11 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[33]
C000173134 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000173134 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000173134 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000174835 [Member] | Arbor Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[34]
C000174835 [Member] | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[34]
C000174835 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[34]
C000174835 [Member] | Brandywine Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[34]
C000174835 [Member] | Innovative Industrial Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[34]
C000174835 [Member] | Global Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[34]
C000174835 [Member] | Easterly Government Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[34]
C000174835 [Member] | Armada Hoffler Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[34]
C000174835 [Member] | Ready Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[34]
C000174835 [Member] | Deluxe Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[34]
C000174835 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000174835 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000174835 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174835 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174835 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174835 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174835 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174835 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000174835 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174835 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174835 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000180525 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[35]
C000180525 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[35]
C000180525 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[35]
C000180525 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[35]
C000180525 [Member] | Moelis And Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[35]
C000180525 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[35]
C000180525 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[35]
C000180525 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[35]
C000180525 [Member] | Kontoor Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[35]
C000180525 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[35]
C000180525 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000180525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000180525 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180525 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000180525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000180525 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000180525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000180525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000180525 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190368 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[36]
C000190368 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[36]
C000190368 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[36]
C000190368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[36]
C000190368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[36]
C000190368 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[36]
C000190368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[36]
C000190368 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[36]
C000190368 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[36]
C000190368 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[36]
C000190368 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000190368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000190368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000190368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000190368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000190368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000190368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000190368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192788 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[37]
C000192788 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[37]
C000192788 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[37]
C000192788 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[37]
C000192788 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[37]
C000192788 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[37]
C000192788 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%	[37]
C000192788 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%	[37]
C000192788 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[37]
C000192788 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[37]
C000192788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000192788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000192788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000192788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000192788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000192788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000192788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000192788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000192788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000192788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192788 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197638 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%	[38]
C000197638 [Member] | Nextracker Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%	[38]
C000197638 [Member] | GCL Technology Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%	[38]
C000197638 [Member] | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%	[38]
C000197638 [Member] | Sunrun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%	[38]
C000197638 [Member] | Xinyi Solar Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%	[38]
C000197638 [Member] | Enlight Renewable Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[38]
C000197638 [Member] | SolarEdge Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[38]
C000197638 [Member] | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[38]
C000197638 [Member] | Daqo New Energy Corp ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[38]
C000197638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197638 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000197638 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197638 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000197638 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000197638 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209110 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[39]
C000209110 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[39]
C000209110 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[39]
C000209110 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[39]
C000209110 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[39]
C000209110 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[39]
C000209110 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[39]
C000209110 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[39]
C000209110 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[39]
C000209110 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[39]
C000209110 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000209110 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209110 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209110 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209110 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209110 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209110 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209110 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209110 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209110 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000209110 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209110 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209112 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[40]
C000209112 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[40]
C000209112 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[40]
C000209112 [Member] | Albertson s Cos Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[40]
C000209112 [Member] | American Airlines Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[40]
C000209112 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[40]
C000209112 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[40]
C000209112 [Member] | Lithia Motors Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[40]
C000209112 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[40]
C000209112 [Member] | Penske Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[40]
C000209112 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209112 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209112 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209112 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209112 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209112 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209112 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209112 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000209112 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209112 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209112 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209112 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209113 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[41]
C000209113 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[41]
C000209113 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[41]
C000209113 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[41]
C000209113 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[41]
C000209113 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[41]
C000209113 [Member] | Sonic Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[41]
C000209113 [Member] | Adient PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[41]
C000209113 [Member] | Kohl s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[41]
C000209113 [Member] | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[41]
C000209113 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209113 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209113 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209113 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000209113 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209113 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209113 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209113 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000209113 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209113 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209113 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209113 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209114 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[42]
C000209114 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%	[42]
C000209114 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%	[42]
C000209114 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[42]
C000209114 [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[42]
C000209114 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[42]
C000209114 [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[42]
C000209114 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[42]
C000209114 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[42]
C000209114 [Member] | Macys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[42]
C000209114 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000209114 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209114 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209114 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209114 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209114 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209114 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209114 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209114 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209114 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000209114 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221604 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[43]
C000221604 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[43]
C000221604 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[43]
C000221604 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[43]
C000221604 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%	[43]
C000221604 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[43]
C000221604 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%	[43]
C000221604 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%	[43]
C000221604 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[43]
C000221604 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[43]
C000221604 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221604 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000221604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000221604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000221604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221653 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[44]
C000221653 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[44]
C000221653 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[44]
C000221653 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[44]
C000221653 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[44]
C000221653 [Member] | Tractor Supply Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[44]
C000221653 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[44]
C000221653 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[44]
C000221653 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[44]
C000221653 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[44]
C000221653 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221653 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221653 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221653 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000221653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000221653 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000221653 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228442 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[45]
C000228442 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[45]
C000228442 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[45]
C000228442 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%	[45]
C000228442 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[45]
C000228442 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[45]
C000228442 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[45]
C000228442 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[45]
C000228442 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[45]
C000228442 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[45]
C000228442 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000228442 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000228442 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228442 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000228442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228442 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000228442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228442 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228443 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[46]
C000228443 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[46]
C000228443 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[46]
C000228443 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[46]
C000228443 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[46]
C000228443 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[46]
C000228443 [Member] | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[46]
C000228443 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[46]
C000228443 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[46]
C000228443 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[46]
C000228443 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000228443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228443 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000228443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228443 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000228443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000228443 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228443 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000228443 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228443 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228444 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[47]
C000228444 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[47]
C000228444 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[47]
C000228444 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[47]
C000228444 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[47]
C000228444 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[47]
C000228444 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[47]
C000228444 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[47]
C000228444 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[47]
C000228444 [Member] | MP Materials Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[47]
C000228444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000228444 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000228444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000228444 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228444 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000228444 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228444 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228444 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228754 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[48]
C000228754 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[48]
C000228754 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%	[48]
C000228754 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[48]
C000228754 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[48]
C000228754 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%	[48]
C000228754 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[48]
C000228754 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[48]
C000228754 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[48]
C000228754 [Member] | Summit Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[48]
C000228754 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228754 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000228754 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000228754 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228754 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228755 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[49]
C000228755 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[49]
C000228755 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%	[49]
C000228755 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.93%	[49]
C000228755 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[49]
C000228755 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[49]
C000228755 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[49]
C000228755 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[49]
C000228755 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[49]
C000228755 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[49]
C000228755 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000228755 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228755 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229782 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[50]
C000229782 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[50]
C000229782 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[50]
C000229782 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.64%	[50]
C000229782 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[50]
C000229782 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%	[50]
C000229782 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.48%	[50]
C000229782 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[50]
C000229782 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[50]
C000229782 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[50]
C000229782 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000229782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000229782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000229782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229782 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229783 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[51]
C000229783 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[51]
C000229783 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[51]
C000229783 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[51]
C000229783 [Member] | Tractor Supply Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[51]
C000229783 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[51]
C000229783 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[51]
C000229783 [Member] | Ulta Beauty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[51]
C000229783 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[51]
C000229783 [Member] | NetApp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[51]
C000229783 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229783 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000229783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000229783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000229783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000229783 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231951 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[52]
C000231951 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[52]
C000231951 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[52]
C000231951 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[52]
C000231951 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[52]
C000231951 [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[52]
C000231951 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[52]
C000231951 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[52]
C000231951 [Member] | Estee Lauder Cos Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[52]
C000231951 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[52]
C000231951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000231951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000231951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000231951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000231951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000231951 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237581 [Member] | SolarEdge Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[53]
C000237581 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[53]
C000237581 [Member] | nLight Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[53]
C000237581 [Member] | ATAI Life Sciences N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[53]
C000237581 [Member] | Aehr Test Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[53]
C000237581 [Member] | Esperion Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[53]
C000237581 [Member] | CommScope Holding Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[53]
C000237581 [Member] | Aldeyra Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[53]
C000237581 [Member] | Nektar Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[53]
C000237581 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[53]
C000237581 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237581 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237581 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237581 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000237581 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237581 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000237581 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246583 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%	[54]
C000246583 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%	[54]
C000246583 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.28%	[54]
C000246583 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[54]
C000246583 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[54]
C000246583 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[54]
C000246583 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[54]
C000246583 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[54]
C000246583 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[54]
C000246583 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[54]
C000246583 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246583 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000246583 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000246583 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246583 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246583 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246583 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000246583 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000246583 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000246583 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246583 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246584 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[55]
C000246584 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[55]
C000246584 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[55]
C000246584 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[55]
C000246584 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[55]
C000246584 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[55]
C000246584 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[55]
C000246584 [Member] | AES Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[55]
C000246584 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[55]
C000246584 [Member] | Franklin Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[55]
C000246584 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000246584 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000246584 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246584 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246584 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000246584 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246584 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246584 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246584 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000246584 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000246584 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000246584 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248728 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[56]
C000248728 [Member] | Helmerich And Payne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[56]
C000248728 [Member] | Tidewater Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[56]
C000248728 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[56]
C000248728 [Member] | Worthington Steel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[56]
C000248728 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[56]
C000248728 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[56]
C000248728 [Member] | DXP Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[56]
C000248728 [Member] | International Seaways Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[56]
C000248728 [Member] | Dream Finders Homes Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[56]
C000248728 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000248728 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000248728 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248728 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000248728 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000248728 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248728 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000248728 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000248728 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255241 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[57]
C000255241 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[57]
C000255241 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[57]
C000255241 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[57]
C000255241 [Member] | Coca Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[57]
C000255241 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[57]
C000255241 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[57]
C000255241 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[57]
C000255241 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[57]
C000255241 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[57]
C000255241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000255241 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000255241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255241 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000255241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000255241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000255241 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000255241 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255422 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[58]
C000255422 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[58]
C000255422 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[58]
C000255422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[58]
C000255422 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[58]
C000255422 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%	[58]
C000255422 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[58]
C000255422 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[58]
C000255422 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[58]
C000255422 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[58]
C000255422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000255422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000255422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000255422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000255422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255422 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.